INVENTORIES (Details) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
INVENTORIES
Finished goods	¥ 149,737	¥ 164,892
Work in process	62,784	60,075
Raw materials and supplies	141,978	110,835
Inventories	354,499	335,802
Write-down of inventories	¥ 17,361	¥ 7,256	¥ 11,507